Segment information	12 Months Ended
Dec. 31, 2023
Segment information
Segment information

4. Segment information

The Group is organised into business units based on geographical areas and has three reportable segments:

–	North America
–	Europe, Middle East, Africa and Latin America (EMEA & LatAm)
–	Asia Pacific (APAC)

No operating segments have been aggregated to form the above reportable operating segments.

The Group’s Commercial Operations Board, which consists of the CEO, CFO and other members of senior leadership, is the Chief Operating Decision Maker (CODM) who monitors the operating results of the Group’s reportable segments separately for the purpose of making decisions about resource allocation and performance assessment. The CODM uses a measure of adjusted operating profit to assess the performance of the reportable segments. Adjusted operating profit is defined as operating profit less net intangible amortisation and impairment of brands, licences, and patents, restructuring costs, transaction-related costs, separation and admission costs, and disposals and others. The CODM does not review IFRS operating profit or total assets on a segment basis.

The composition of these geographical segments is reviewed on an annual basis. Analysis of revenue and adjusted operating profit by geographical segment is included below:

Revenue by segment

	2023 £m	2022 £m	2021 £m
North America	4,195	4,116	3,525
EMEA & LatAm	4,545	4,270	3,877
APAC	2,562	2,472	2,143
Group revenue	11,302	10,858	9,545

Transactions between Haleon’s geographical regions are carried out at arm’s length terms in accordance with appropriate transfer pricing rules and Organisation for Economic Cooperation and Development (OECD) principles.

Adjusted operating profit by segment

	2023 £m	2022 £m	2021 £m
Group operating profit	1,996	1,825	1,638
Reconciling items between Group operating profit and Group adjusted operating profit[1]	553	647	534
Total	2,549	2,472	2,172

North America	1,107	1,070	828
EMEA & LatAm	1,010	977	960
APAC	541	506	461
Corporate and other unallocated	(109)	(81)	(77)
Total	2,549	2,472	2,172

1	The reconciling items above include:
a)	Net amortisation and impairment of intangible assets of £224m (2022: £172m, 2021: £16m): Amortisation and impairment of intangible assets, excluding computer software and impairment of goodwill net of reversals of impairment.
b)	Restructuring costs of £169m (2022: £41m, 2021: £195m): Expenses related to business transformation activities where the plans are sufficiently detailed and well advanced, and where a valid expectation to those affected has been created.
c)	Transaction-related costs of £2m (2022: £8m, 2021: £nil): Costs related to acquisition of a manufacturing site.
d)	Separation and admission costs of £120m (2022: £411m, 2021: £278m): Costs incurred in relation to and in connection with separation and listing of the Group as a standalone business.
e)	Disposals and others of £38m (2022: £15m, 2021: £45m): Gains and losses on disposals of assets and businesses, tax indemnities related to business combinations and other items.

The primary products sold by each of the reportable segments consist of Oral Health, Vitamins, Minerals and Supplements, Pain Relief, Respiratory Health, Digestive Health and Other products and the product portfolio is consistent across the reportable segments. Analysis of revenue by market category is included below:

Revenue by market category

	2023 £m	2022 £m	2021 £m
Oral Health	3,136	2,957	2,724
Vitamins, Minerals and Supplements	1,640	1,675	1,501
Pain Relief	2,652	2,551	2,237
Respiratory Health	1,736	1,579	1,132
Digestive Health and Other	2,138	2,096	1,951
Group revenue	11,302	10,858	9,545

Revenue attributable to the country of domicile and foreign countries with the most significant contribution to the Group’s revenue are included below:

Revenue by geography

	2023 £m	2022 £m	2021 £m
UK	381	348	327
US & Puerto Rico	3,755	3,692	3,187
China	966	907	801
Rest of the World	6,200	5,911	5,230
Group revenue	11,302	10,858	9,545

Other segmental information

	North America £m	EMEA & LatAm £m	APAC £m	Other reconciling items £m	Total £m
Year ended 31 December 2023
Impairment charges	3	5	2	190	200
Impairment reversal	–	–	–	–	–

Year ended 31 December 2022
Impairment charges	2	7	1	133	143
Impairment reversal	–	–	–	–	–

Year ended 31 December 2021
Impairment charges	5	5	2	25	37
Impairment reversal	–	–	–	(48)	(48)

Non-current assets attributable to the country of domicile and all foreign countries with significant non-current assets are included below:

	2023 £m	2022 £m	2021 £m
UK	405	440	430
US & Puerto Rico	7,622	8,519	7,884
Rest of the World	20,844	21,508	20,551
Non-current assets	28,871	30,467	28,865

Non-current assets by location excludes derivatives, deferred tax assets and post-employment benefit assets.